Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover Abstract
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false